Shareholders equity - Share capital (Details)	1 Months Ended		9 Months Ended
	Oct. 31, 2019 $ / shares shares	Oct. 31, 2019 EUR (€) shares	Sep. 30, 2020 EUR (€) € / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 € / shares	Nov. 07, 2018 USD ($)
Shareholders' Equity
Authorized share capital | €			€ 7,200,000
Par value per share | € / shares			€ 0.04
Shares were issued and fully paid in cash	10,454,545	10,454,545
Price per share | $ / shares	$ 5.50
Net proceeds from issuance of shares | €		€ 48,550,000
Transaction costs of public offering | €		3,047,000
Gross proceeds from issuance of shares | €		€ 51,597,000
Shares issued in the period | €			€ 272,000
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $							$ 300,000,000
Number of shares authorised			90,000,000
Shares were issued and fully paid in cash			54,076,740
Treasury shares			3,930,536		4,230,151
Preferred
Shareholders' Equity
Number of shares authorised			90,000,000
Market offering program | Ordinary
Shareholders' Equity
Number of shares issued			0
Maximum aggregate offering of ordinary shares | $				$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders' Equity
Number of shares issued					371,306
Maximum aggregate offering of ordinary shares | $					$ 3,500,000
Share price | (per share)					$ 9.43	€ 8.51